Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Earnings Per Share [Abstract]
Profit for the financial year attributable to the owners of the Company	$ 2,815,261	$ 3,281,352	$ 4,354,092
Weighted average number of ordinary shares in issue	23,342,466	22,500,000	22,500,000
Basic earnings per ordinary share	$ 0.12	$ 0.15	$ 0.19